NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2018
NOTES PAYABLE
Schedule of notes payable
	September 30, 2018	September 30, 2017
Notes Payable	$-	$1,209,445
Accrued Interest	-	712,546
Subtotal	-	1,921,991

Notes Payable – Related Parties	-	325,860
Accrued Interests – Related Parties	-	108,862
Subtotal	-	434,722

Total	$-	$2,356,713